Discontinued Operations (Balance Sheet Amounts From Consolidation Of VIEs) (Details) (USD $) In Millions	Jul. 02, 2011	Jul. 03, 2010
Inventories - Finished goods	$ 84	$ 240
Property - Machinery and equipment	558	616
Assets held for sale	1,676	2,614
Current portion of long-term debt	16	20
Long-term debt excluding current portion	79	92
Liabilities held for sale	580	872
Noncontrolling interests	29	28
Variable Interest Entities [Member]
Inventories - Finished goods	2	2
Property - Machinery and equipment	18	22
Assets held for sale	20	24
Current portion of long-term debt	13	12
Long-term debt excluding current portion	49	58
Liabilities held for sale	62	70
Noncontrolling interests	$ 28	$ 23